Note 6 - Debt - Schedule of Debt Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Thereafter	$ 5,524
Total finance obligation	369,878	$ 604,786
Amount due within one year	96,000	$ 19,000
Lease Financing Obligations [Member]
2026	3,684
2027	3,684
2028	3,684
2029	3,684
2030 and thereafter	3,684
Total minimum payments required	23,944
Less interest	3,888
Total finance obligation	20,056
Amount due within one year	2,635
Long-term debt	17,421
Term Loan [Member]
2026	96,000
2027	15,000
2028	238,500
2029	0
2030 and thereafter	1,000
Total minimum payments required	$ 350,500